NOTE B: RELATED PARTY TRANSACTIONS (Detail) - Future minimum rental payments for the fiscal years ending are as follows: (USD $)	9 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2011
October 31,	$ 14,920	$ 20,092	$ 19,666
$ 20,515